STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ (86)		$ 0	[1]	$ 19,917		$ (20,003)
Balance (in shares) at Dec. 31, 2013			4,014,478
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost	1,013		$ 0	[1]	1,013		0
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost (in shares)			445,392
Issuance of Common Stock in July 2014 upon reset price mechanism	0	[1]	$ 0	[1]	0	[1]	0
Issuance of Common Stock in July 2014 upon reset price mechanism (in shares)			496,884
Deemed dividend related to exchange agreement	0		$ 0		279		(279)
Issuance of additional shares upon Exchange Agreement in August 2014	4,558		$ 2		4,556		0
Issuance of additional shares upon Exchange Agreement in August 2014 (in shares)			10,957,515
Deemed dividend related to Series A Preferred Stock	0		$ 0		2,899		(2,899)
Conversion of Series A Preferred Stock into Common Stock	46		$ 0	[1]	46		0
Conversion of Series A Preferred Stock into Common Stock (in shares)			176,137
Exercise of warrants	352		$ 0	[1]	352		0
Exercise of warrants (in shares)			68,524
Exercise of options	7		$ 0	[1]	7		0
Exercise of options (in shares)			74,500
Stock-based compensation	1,692		$ 0		1,692		0
Net loss	(12,877)		0		0		(12,877)
Balance at Dec. 31, 2014	(5,295)		$ 2		30,761		(36,058)
Balance (in shares) at Dec. 31, 2014			16,233,430
Issuance of Common Stock and warrants in February 2015 at $0.18 per unit, net of issuance cost	1,956		$ 1		1,955		0
Issuance of Common Stock and warrants in February 2015 at $0.18 per unit, net of issuance cost (in shares)			11,286,444
Issuance of Common Stock in July and August 2015 at $0.30 per unit, net of issuance cost	2,325		$ 1		2,324		0
Issuance of Common Stock in July and August 2015 at $0.30 per unit, net of issuance cost (in shares)			8,646,203
Issuance of Common stock in November 2015 at $0.30 per unit, net of issuance cost	2,294		$ 1		2,293		0
Issuance of Common stock in November 2015 at $0.30 per unit, net of issuance cost (in shares)			8,031,734
Issuance of Common stock in December 2015 at $0.34 per unit, net of issuance cost	500		$ 0	[1]	500		0
Issuance of Common stock in December 2015 at $0.34 per unit, net of issuance cost (in shares)			1,461,988
Issuance of Common Stock in April, August and December 2015 to service provider	118		$ 0	[1]	118		0
Issuance of Common Stock in April, August and December 2015 to service provider (in shares)			300,000
Issuance of Common Stock in September 2015 to employees as compensation	591		$ 0	[1]	591		0
Issuance of Common Stock in September 2015 to employees as compensation (in shares)			1,748,166
Issuance of Common Stock in September 2015 to service provider	16		$ 0	[1]	16		0
Issuance of Common Stock in September 2015 to service provider (in shares)			50,000
Payment for executives and directors under Salary Program	304		$ 0	[1]	304		0
Payment for executives and directors under Salary Program (in shares)			998,403
Exercise of warrants into Common Stock in May 2015, net of issuance cost	453		$ 0	[1]	453		0
Exercise of warrants into Common Stock in May 2015, net of issuance cost (in shares)			1,923,636
Deemed dividend related to inducement of warrant exercise in May 2015	0		$ 0		154		(154)
Issuance of warrants related to warrant replacement agreement in November and December 2015	822		0		822		0
Receipts on Account of shares	20		0		20		0
Conversion of Series A Preferred Stock into Common Stock	$ 400		$ 0	[1]	400		0
Conversion of Series A Preferred Stock into Common Stock (in shares)	6,052		1,526,609
Exercise of warrants	$ 60		$ 0	[1]	60		0
Exercise of warrants (in shares)			194,444
Exercise of options	$ 0	[1]	$ 0	[1]	0	[1]	0
Exercise of options (in shares)	6,000		6,000
Stock-based compensation	$ 998		$ 0		998		0
Net loss	(7,142)		0		0		(7,142)
Balance at Dec. 31, 2015	$ (1,580)		$ 5		$ 41,769		$ (43,354)
Balance (in shares) at Dec. 31, 2015			52,407,057

[1]	Represents an amount lower than $1.